Earnings per Share	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Earnings per Share
31.	Earnings per Share

The table below presents a reconciliation of numerators and denominators used in computing earnings per share. The Company has a deferred stock plan and subscription warrants—indemnification, as mentioned in Notes 8.c and 24, respectively.

Basic Earnings per Share	2018	2017	2016
		Restated (i)	Restated (i)
Net income for the year of the Company	1,150,421	1,526,505	1,537,837
Weighted average shares outstanding (in thousands)	1,084,128	1,083,825	1,082,782
Basic earnings per share –R$	1.0611	1.4084	1.4203
Diluted Earnings per Share
Net income for the year of the Company	1,150,421	1,526,505	1,537,837
Weighted average shares outstanding (in thousands), including dilution effects	1,091,335	1,091,605	1,091,019
Diluted earnings per share –R$	1.0541	1.3984	1.4095
Weighted Average Shares Outstanding (in thousands)
Weighted average shares outstanding for basic per share calculation	1,084,128	1,083,825	1,082,782
Dilution effect
Subscription warrants—indemnification	4,603	4,791	4,535
Deferred Stock Plan	2,602	3,064	3,702

Weighted average shares outstanding for diluted per share calculation	1,091,335	1,091,605	1,091,019

(i)	See Note 2.x.

Earnings per share were adjusted retrospectively as disclosure in Note 35.